12. SCHEDULE OF MATURITIES OF LONG TERM DEBT (Details) (USD $)	Jun. 30, 2012
Notes to Financial Statements
2012	$ 2,507,491
2013	4,586
2014	1,054
2015	0
2016	0
Total	$ 2,513,131